Other income and expenses (Details 1) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other Operating Expenses	$ (807,635,000)	$ (689,930,000)	$ (556,380,000)
Others
Statement [Line Items]
Other Operating Expenses	(84,716,000)	0	(724,000)
Charge Related to the Provision for Lawsuits and Claims
Statement [Line Items]
Other Operating Expenses	(56,421,000)	(12,639,000)	(10,854,000)
Impairment of Material and Spare Parts
Statement [Line Items]
Other Operating Expenses	(41,355,000)	(64,807,000)	(64,870,000)
Charge Related to the Allowance for Doubtful Accounts
Statement [Line Items]
Other Operating Expenses	(710,000)	(3,710,000)	(19,865,000)
Charge Related to Discount Tax Credits
Statement [Line Items]
Other Operating Expenses	0	(45,575,000)	(460,067,000)
Interests
Statement [Line Items]
Other Operating Expenses	$ (624,433,000)	$ (563,199,000)	$ 0